SUBSIDIARY PUBLIC ISSUERS - Income statement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of subsidiaries [line items]
Revenues	$ 3,810	$ 3,971	$ 3,797
Net income (loss)	(45)	80	583
Brookfield Renewable
Disclosure of subsidiaries [line items]
Revenues	0	0	0
Net income (loss)	(130)	10	62
BRP Equity
Disclosure of subsidiaries [line items]
Revenues	0	0	0
Net income (loss)	0	0	7
Finco
Disclosure of subsidiaries [line items]
Revenues	0	0	0
Net income (loss)	(10)	(4)	(1)
Subsidiary Credit Supporters
Disclosure of subsidiaries [line items]
Revenues	0	2	0
Net income (loss)	(772)	(156)	(25)
Other Subsidiaries
Disclosure of subsidiaries [line items]
Revenues	3,810	3,970	3,798
Net income (loss)	1,173	1,997	1,485
Consolidating adjustments
Disclosure of subsidiaries [line items]
Revenues	0	(1)	(1)
Net income (loss)	$ (306)	$ (1,767)	$ (945)